Other disclosures - Valuation techniques for financial assets and liabilities (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about financial instruments [line items]
Amount of CVA	€ 274
Change in CVA (as a percent)	(6.50%)
Amount of DVA	€ 265
Change in DVA (as a percent)	19.70%
Level 3
Disclosure of detailed information about financial instruments [line items]
Gains (losses) recognised in profit or loss	€ 160	€ 178